UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

5847 San Felipe, Suite 850 Houston, TX	77057
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-345-1898

Date of fiscal year end: 10/31/2006

Date of reporting period: 04/30/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS
The following is a copy of the semi annual report to shareholders for the period ended April 30, 2006 pursuant to rule 30e-1 under the Investment Company Act of 1940.

630-A Fitzwatertown Road, Willow Grove, PA 19090 * 888.345.1898
Commonwealth Australia/New Zealand Fund (CNZLX)
Commonwealth Japan Fund (CNJFX)
Commonwealth Global Fund (CNGLX)
Commonwealth Real Estate Securities Fund (CNREX)
www.commonwealthfunds.com

June 29, 2006
Dear Shareholder:

We are pleased to present this semi-annual report on the Commonwealth International Series Trust on behalf of its separate series the Commonwealth Australia/New Zealand Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (each a “Fund” and together the “Funds”) for the six-month period ended April 30, 2006.

To obtain a Prospectus and other information about a Commonwealth Fund, please visit www.commonwealthfunds.com or call 1-888-345-1898. Please read the Prospectus carefully before investing.

Commonwealth Australia/New Zealand Fund

Performance Overview

The Commonwealth Australia/New Zealand Fund’s Net Asset Value (NAV) as of April 30, 2006 was $16.37 per share compared to $16.43 per share on October 31, 2005. On December 29, 2005 the Fund made dividend distributions of $1.22 per share. For the six months under review, Commonwealth Australia/New Zealand Fund posted a 7.55% cumulative total return, assuming reinvestment of gross distributions. During the six-month period the Fund underperformed the Australian All Ordinaries Index,1 which returned 23.17%, while the Fund outperformed the New Zealand Exchange Limited 50 Free Float Total Return Index2, which returned 4.96%, for the same period. We do not attempt to track any index, but rather undertake investments on the basis of fundamental research. We also invest a portion of the Fund’s assets in fixed income investments. The Fund’s total return is presented net of Fund expenses, which means the Fund’s performance is reduced by applicable Fund fees and expenses whereas the index returns do not include any such fees. Performance data represents past performance, and does not guarantee future results. Investment return and principal value will fluctuate, and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the Fund’s Prospectus.

PORTFOLIO ALLOCATION (As of 4/30/06)

Country/Asset Class*	% of Total Value
New Zealand Equities	47.8%
New Zealand Bonds	21.0%
Australia Equities	22.3%
Australia Bonds	7.7%
Short-Term Investments	1.2%

*Short term investments include foreign currency valued at the then-current exchange rate. Percentages are based on total market value of investment securities. Holdings are subject to change.

1.
The Australian All Ordinaries Index is a capitalization-weighted index. The index is made up of the largest 500 companies as measured by market cap that are listed on the Australian Stock Exchange. The index was developed with a base value of 500 as of 1979. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

2.
The New Zealand Exchange Limited 50 Free Float Total Return Index is a modified market capitalization weighted index. This index consists of the top 50 companies by free float adjusted market capitalization that are listed on the New Zealand Stock Exchange. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Commonwealth Japan Fund

Performance Overview

The Commonwealth Japan Fund’s NAV as of April 30, 2006 was $4.76 per share compared to $4.15 per share on October 31, 2005. On December 29, 2005 the Fund made distributions of $0.05 per share. For the six months under review, Commonwealth Japan Fund posted a 16.09% cumulative total return, assuming reinvestment of gross distributions. The Fund underperformed its benchmark, the Tokyo Stock Price Index3, which posted a return of 22.18%, for the same period. We do not attempt to track the index, but rather undertake investments on the basis of fundamental research. We also invest a portion of the Fund’s assets in fixed income investments. The Fund’s total return is presented net of Fund expenses, which means the Fund’s performance is reduced by applicable Fund fees and expenses whereas the index returns do not include any such fees. Performance data represents past performance, and does not guarantee future results. Investment return and principal value will fluctuate, and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the Fund’s Prospectus.

PORTFOLIO ALLOCATION (As of 4/30/06)

Sector*	% of Total Value
Consumer Discretionary	20.0%
Industrials	19.8%
Financials	15.9%
Information Technology	11.8%
Fixed Income & Other	10.2%
Funds	6.5%
Health Care	5.1%
Utilities	4.0%
Materials	3.4%
Consumer Staples	1.5%
Telecommunication Services	1.0%
Energy	0.8%

*Allocation is based on Global Industry Classification Standard. “Fixed income & other” includes foreign currency valued at the then-current exchange rate. Percentages are based on total market value of investment securities. Holdings subject to change.

3.
The TOPIX, also known as the Tokyo Stock Price Index, is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. The index calculation excludes temporary issues and preferred stocks, and had a base value of 100 as of 1/04/68. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Commonwealth Global Fund

Performance Overview

The Commonwealth Global Fund’s NAV as of April 30, 2006 was $16.94 per share compared to $15.06 per share on October 31, 2005. On December 29, 2005 the Global Fund made dividend distributions of $0.37 per share. For the six months under review, Commonwealth Global Fund posted a 15.15% cumulative total return, assuming reinvestment of gross distributions. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index4 which posted a 16.32% total return for the same period. We do not attempt to track the index, but rather undertake investments on the basis of fundamental research. We also invest a portion of the Fund’s assets in fixed income investments. The Fund’s total return is presented net of Fund expenses, which means the Fund’s performance is reduced by applicable Fund fees and expenses whereas the index returns do not include any such fees. Performance data represents past performance, and does not guarantee future results. Investment return and principal value will fluctuate, and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the Fund’s Prospectus.

PORTFOLIO ALLOCATION (As of 4/30/06)

Country/Region*	% of Total Value
North America	44.8%
Europe	30.7%
Emerging Markets	9.5%
Bonds, Preferred Stock, & Short-Term Investments	6.9%
Japan	5.2%
Developed Asia ex-Japan	2.9%

*Short-term investments include cash & cash equivalents. Percentages are based on total market value of investment securities. Holdings are subject to change.

4.
The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of May 2005 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Commonwealth Real Estate Securities Fund

Performance Overview

The Commonwealth Real Estate Securities Fund’s NAV as of April 30, 2006 is $13.19 per share compared to $11.85 per share on October 31, 2005. On December 29, 2005, the Real Estate Securities Fund made dividend distributions of $0.11 per share. For the six months under review, Commonwealth Real Estate Securities Fund posted a 12.33% cumulative total return, assuming reinvestment of gross distributions. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) US REIT Index5, which posted a 15.53% total return for the same period. We do not attempt to track the index, but rather undertake investments on the basis of fundamental research. We also invest a portion of the Fund’s assets in fixed income investments. The Fund’s total return is presented net of Fund expenses, which means the Fund’s performance is reduced by applicable Fund fees and expenses whereas the index returns do not include any such fees. Performance data represents past performance, and does not guarantee future results. Investment return and principal value will fluctuate, and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the Fund’s Prospectus.

PORTFOLIO ALLOCATION (As of 04/30/06)

Asset Allocation*	% of Total Value
U.S. REITS	37.4%
Bonds, Preferred Stock, & Short-Term Investments	18.7%
International	17.6%
U.S. Other Real Estate Companies (i.e., Non-REITs)	14.1%
Closed End Funds	7.7%
Exchange Traded Funds	4.5%

*Short-term investments include cash & cash equivalents. Percentages are based on total market value of investment securities. Holdings are subject to change.

5.
The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index. MSCI started calculating and maintaining the MSCI US REIT Index on June 20, 2005. Prior to this date the MSCI US REIT Index (then known as the Morgan Stanley REIT Index) was calculated and maintained by the AMEX.

Management Review

In the following interview, the Funds’ Senior Portfolio Manager Robert W. Scharar discusses the Commonwealth International Series Trust’s operations, strategy and the market environment during the six-month period ended April 30, 2006.

Who is the advisor?

The Funds’ investment advisor is FCA Corp (“FCA”). FCA is a Registered Investment Advisor located at 5847 San Felipe, Suite 850, Houston, Texas 77057. FCA and its predecessors have been in business since 1975.

Who is the underwriter?

The principal underwriter of the Funds is Matrix Capital Group, Inc., 335 Madison Avenue, 11th Floor, New York, NY 10017.

Why do our Funds include shares of foreign companies?

We invest in companies outside the United States because we believe that there are significant investment opportunities in select foreign markets. We also believe that U.S. investors benefit from the diversification that investments outside the United States can provide. For a U.S. investor, allocation of a portion of the investor’s portfolio to international securities can provide the potential to diminish risk and achieve more consistent long-term performance in the investor’s overall portfolio. International investing also offers exposure to many leading companies and fast growing national economies.

What are some of the factors influencing a Fund’s portfolio turnover?

Each Fund generally invests in equity securities with the view to hold them long-term. The portfolio’s securities are evaluated on their long-term prospects. A particular Fund may experience higher or lower turnover ratios in certain years. Factors influencing portfolio turnover include, but are not limited to the following: rebalancing portfolio securities to take advantage of long-term opportunities and/or to reallocate between fixed income and equity securities; investing new Fund subscriptions; or selling securities to cover Fund redemptions. Higher levels of portfolio activity by a Fund may result in higher transaction costs and/or more realized gains or losses, the impact of which is borne by the Fund’s shareholders.

How can the size of the Fund impact the Funds’ expense ratio?

The operating expense ratios of mutual funds that invest overseas can be expected to be higher than those of mutual funds investing exclusively in securities of United States issuers, since certain costs (such as custodial, valuation, brokerage and communications) are higher when investing abroad. As with every mutual fund, size has an impact on the expense ratio. Typically, larger funds can have lower expense ratios as there is an increased opportunity to spread out fixed and semi-fixed costs necessary to operate the fund over a greater amount of total assets. Such fund expenses are allocated on a daily basis among all its shareholders. This is evidenced by the Commonwealth’s own Australia/New Zealand Fund which changed from assets of $4.53 million and an expense ratio of 5.74% on 10/31/01 to assets of $41.31 million and an expense ratio of 2.50% on 4/30/06.

Other Matters

As previously disclosed in the Funds’ 2005 Annual Report to its shareholders filed with the SEC, the SEC staff has been conducting an investigation of the Commonwealth Funds relating to market-timing activities by investors in the Commonwealth Funds, as well as whether the Funds' line of credit was used consistent with the Funds' borrowing limitations as disclosed in the Statement of Additional Information. There has been no allegation that anyone at the Advisor or the Funds entered into any agreements or arrangements with market timers to permit market timing transactions in violation of Funds’ policies, or engaged in any deceptive practices to circumvent Fund policies.

At the conclusion of the investigation, the staff of the SEC advised that it was considering recommending that the SEC bring a civil injunctive action and/or administrative proceeding against the Advisor, the Funds’ President, and the Funds’ Trustees, alleging violations of federal securities laws relating to the adequacy of the Funds’ prospectus disclosure regarding the volume of, and the Funds’ policies governing, frequent short-term transactions in the Funds, as well as the use of the Funds’ line of credit in excess of the Funds’ borrowing limits.

After consideration of the responses submitted to the SEC staff by the Advisor, the Funds’ President, and the Funds’ Trustees, the staff has advised that it does not intend to proceed with recommending any enforcement action against the Funds’ Trustees. Further, the staff has advised that it does not intend to recommend the bringing of any enforcement action against the Advisor and the Funds’ President relating to the adequacy of the Funds’ prospectus disclosure regarding the volume of, and the Funds’ policies governing, frequent short-term transactions in the Funds. However, the staff has indicated that it is prepared to recommend the bringing of an administrative proceeding against the Advisor and the Funds’ President arising from the alleged use of the Funds’ line of credit in excess of the Funds’ borrowing limitations. The Advisor and the Funds’ President, through legal counsel, are currently engaged in discussions with the staff of the SEC regarding its investigation.

In the event that the SEC determines to institute the action against the Advisor and the Funds’ President, and is successful, there may be a material adverse effect on the Funds, including sales, redemptions and expenses as well as a potential that the Advisor may no longer be able to serve as Advisor to the Funds. Expenses incurred by the Funds in connection with this investigation have impacted and will continue to impact the net assets of the Funds, each Fund’s NAV, and the value of the investment made by each of the Funds’ shareholders.

In Closing: As we look forward to starting our fifteenth year as the Advisor to the Commonwealth Funds, we would like to take this opportunity to thank you for your support and continued interest in our Family of Funds. We truly value our shareholders. If you have any questions, please feel free to contact us.

Robert W. Scharar President and Portfolio Manager Commonwealth International Series	Wesley R. Yuhnke Assistant Portfolio Manager Commonwealth International Series	Carlos Rubio Assistant Portfolio Manager Commonwealth International Series

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Funds’ Prospectus which may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

We advise you to consider each Fund’s objectives, risks, charges and expenses carefully before investing in that Fund. The Prospectus contains information about those and other important matters relating to the Funds. Please read the Prospectus carefully before you invest.

COMMONWEALTH INTERNATIONAL SERIES TRUST

Information About Your Funds’ Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (10/31/05) and held for the entire period of 10/31/05 through 04/30/06. Please note that this table is unaudited. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 10/31/05). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with costs associated with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2006

Actual Fund Return (in parentheses)	Beginning Account Value 10/31/05	Ending Account Value 04/30/06	Expenses Paid During Period*

Australia/New Zealand Fund (7.55%)	$ 1,000.00	$ 1,075.50	$ 12.87
Japan Fund (16.09%)	1,000.00	1,160.90	14.41
Global Fund (15.15%)	1,000.00	1,151.50	12.22
Real Estate Securities Fund (12.33%)	1,000.00	1,123.30	12.48

Hypothetical 5% Fund Return	Beginning Account Value 10/31/05	Ending Account Value 04/30/06	Expenses Paid During Period*

Australia/New Zealand Fund	$ 1,000.00	$ 1,012.40	$ 12.47
Japan Fund	1,000.00	1,011.46	13.42
Global Fund	1,000.00	1,013.44	11.43
Real Estate Securities Fund	1,000.00	1,013.04	11.83

*Expenses are equal to the Funds’ annualized expense ratios of 2.50%, 2.69%, 2.29% and 2.37% for the Australia/New Zealand Fund, the Japan Fund, the Global Fund and the Real Estate Securities Fund, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from www.commonwealth funds.com, by calling the Funds directly at 888-345-1898 or by contacting your investment representative. Please read it carefully before you invest or send money.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Shares	Value
AUSTRALIA (28.76%)

COMMON STOCK (20.39%)

ADVERTISING (0.94%)
STW Communications Group, Ltd.	151,578	$386,949

APPAREL (0.77%)
Billabong International, Ltd.	27,000	316,320

BUILDING MATERIALS (2.41%)
James Hardie Industries NV - ADR	5,200	186,004
Rinker Group, Ltd.	50,000	805,349
		991,353

CHEMICALS (0.40%)
Nufarm, Ltd.	20,000	166,084

COMMERCIAL SERVICES (0.62%)
Brambles Industries, Ltd.	30,000	254,369

DIVERSIFIED HOLDINGS (1.34%)
Patrick Corp., Ltd.	85,000	550,220

E-COMMERCE/SERVICES (0.29%)
Webjet, Ltd. *	440,000	120,346

FOOD & BEVERAGES (3.92%)
Burns Philp & Co., Ltd. *	500,000	368,485
Coca-Cola Amatil, Ltd.	100,884	557,997
Foster's Group, Ltd.	90,000	402,067
Woolworths, Ltd.	20,000	283,543
		1,612,092

HEALTHCARE (1.17%)
Healthscope, Ltd.	60,000	199,210
Sonic Healthcare, Ltd.	25,000	284,531
		483,741

HOUSEHOLD PRODUCTS (0.55%)
Corporate Express Australia, Ltd.	50,000	226,029

INSURANCE (1.24%)
QBE Insurance Group, Ltd.	30,000	510,105

MINING (2.95%)
Jubilee Mines NL	75,000	458,137
Oxiana, Ltd. *	240,000	621,790
Pan Australian Resources, Ltd. *	500,000	132,959
		1,212,886

MISCELLANEOUS MANUFACTURING (0.80%)
Wesfarmers, Ltd.	12,000	330,041

OIL & GAS (1.60%)
Origin Energy, Ltd.	122,702	657,232

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Shares	Value
RETAIL (0.96%)
Just Group, Ltd.	165,000	$394,887

UTILITIES (0.43%)
Australian Gas Light Co., Ltd.	12,000	176,873

TOTAL COMMON STOCK (Cost $5,505,906)		8,389,527

INVESTMENT COMPANIES (0.66%)
Macquarie Infrastructure Group (Cost $284,864)	100,000	271,235

BONDS (7.71%)	Principal
Australia & New Zealand Banking Group, Ltd., 3.75%, due 01/05/09 #	300,000	287,895
Australia Government Bond, 6.75%, due 11/15/06 †	1,000,000	763,972
CBA Capital Australia, Ltd., 7.71%, due 04/15/15 #	300,000	198,110
Citigroup, Inc., 5.75%, due 02/23/07 †	500,000	379,107
Commonwealth Bank of Australia, 8.50%, due 06/01/10	300,000	331,529
Hanson Australia Funding, Ltd., 5.25%, due 03/15/13	250,000	237,343
National Australia Bank, Ltd., 4.30%, due 07/10/06 †	300,000	227,159
Queensland Treasury Corp., 8.00%, due 09/14/07 †	431,000	336,954
Telstra Corp., Ltd., 6.375%, due 04/01/12 †	400,000	407,664
TOTAL BONDS (Cost $3,242,399)		3,169,733

TOTAL AUSTRALIA (Cost $9,033,169)		11,830,495

NEW ZEALAND (71.17%)
	Shares
COMMON STOCK (42.05%)

AGRICULTURE (3.26%)
Allied Farmers, Ltd.	372,786	595,201
PGG Wrightson, Ltd.	507,263	745,117
		1,340,318
AIRLINES (0.10%)
Air New Zealand, Ltd.	50,000	40,874

APPLIANCES (2.55%)
Fisher & Paykel Appliances Holdings, Ltd.	250,000	739,238
Scott Technology, Ltd. *	195,245	309,240
		1,048,478

BUILDING MATERIALS (0.28%)
Tenon, Ltd. *	50,000	116,554

CHEMICALS (1.82%)
Nuplex Industries, Ltd.	186,355	749,800

COMMERCIAL SERVICES (2.47%)
Mowbray Collectables, Ltd.	419,630	420,756
Taylors Group, Ltd.	519,431	597,123
		1,017,879
FINANCIAL SERVICES (2.06%)
Canterbury Building Society	251,354	683,847
Loan & Building Society	59,322	165,183
		849,030

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Shares	Value
HEALTHCARE (6.49%)
Fisher & Paykel Healthcare Corp.	283,195	$763,241
Ryman Healthcare, Ltd.	250,000	1,173,522
Wakefield Health, Ltd.	186,532	731,451
		2,668,214
HUMAN RESOURCES (0.24%)
Allied Work Force Group, Ltd.	102,500	98,193

LEISURE & RECREATION (2.61%)
Gullivers Travel Group, Ltd.	528,500	587,297
Tourism Holdings, Ltd.	455,000	485,279
		1,072,576
METAL FABRICATION/HARDWARE (1.99%)
Methven, Ltd.	450,000	387,981
Steel & Tube Holdings, Ltd.	140,000	429,173
		817,154
MISCELLANEOUS MANUFACTURING (0.62%)
Skellerup Holdings, Ltd.	300,000	256,738

MULTIMEDIA (2.01%)
Sky Network Television, Ltd.	209,745	826,495

PORTS (3.72%)
Port of Tauranga, Ltd.	175,000	583,408
South Port New Zealand, Ltd.	1,027,930	945,344
		1,528,752
REAL ESTATE (4.05%)
AMP NZ Office Trust	500,000	338,485
Calan Healthcare Properties Trust	901,813	696,892
ING Property Trust	858,633	630,622
		1,665,999
RETAIL (0.92%)
Pumpkin Patch, Ltd.	50,000	129,965
Restaurant Brands New Zealand, Ltd.	302,000	246,877
		376,842
TELECOMMUNICATIONS (1.12%)
Team Talk, Ltd.	300,000	461,745

TEXTILES (0.42%)
Feltex Carpets, Ltd. *	750,000	172,436

TRANSPORTATION (0.35%)
Toll NZ, Ltd. *	70,000	145,293

UTILITIES (2.00%)
Infratil, Ltd.	277,729	780,437
Infratil, Ltd. Warrants *	55,545	40,795
		821,232
WASTE MANAGEMENT (2.97%)
Waste Management NZ, Ltd.	222,154	1,220,159

TOTAL COMMON STOCK (Cost $13,080,342)		17,294,761

INVESTMENT COMPANIES (5.86%)
AMP Investments' World Index Fund	791,119	747,768
ASB Capital, Ltd.	500,000	333,376
New Zealand Investment Trust Plc	220,169	1,328,776
TOTAL INVESTMENT COMPANIES (Cost $1,846,472)		2,409,920

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Principal	Value
BONDS (22.42%)
ANZ National Bank, Ltd., 7.04%, due 07/23/12 #	1,000,000	$649,317
Dunedin City Treasury, Ltd., 7.50%, due 10/15/07 #	1,000,000	641,397
Fletcher Building Finance, Ltd., 8.60%, due 03/15/08 #	775,000	509,011
Fonterra Cooperative Group, Ltd., Perpetual Variable Rate Notes, 7.90% # **	1,500,000	1,005,876
Generator Bonds, Ltd., 8.00%, due 08/20/08 #	270,000	175,005
Global Corporate Credit, Ltd. Credit Linked Notes, 7.20%, due 12/30/08 #	1,138,000	724,968
Global Corporate Credit, Ltd. Credit Linked Notes, 8.25%, due 12/30/08 #	1,126,000	719,121
Global Equity Market Securities, Ltd., zero coupon, due 01/18/08 #	3,350,000	3,102,248
GPG Finance Plc, 8.70%, due 12/15/08 #	1,500,000	993,614
Housing Corp. of New Zealand, 8.00%, due 11/15/06 #	300,000	192,147
Svensk Exportkredit AB, 4.62%, due 08/24/06 #	300,000	189,831
TCNZ Finance, Ltd., 7.50%, due 09/15/06 #	500,000	319,112
TOTAL BONDS (Cost $8,071,579)		9,221,647

SHORT TERM INVESTMENTS (0.84%)
Forsyth Barr Money Market, 7.00% (Cost $360,196)	543,438	347,068

TOTAL NEW ZEALAND (Cost $23,358,589)		29,273,396

TOTAL INVESTMENTS (Cost $32,391,758) (99.93%)		$41,103,891
OTHER ASSETS IN EXCESS OF LIABILITIES, NET (0.07%)		29,814
NET ASSETS -- (100%)		$41,133,705

*	Non-income producing investment.
**	Rate shown represents the rate at April 30, 2006, is subject to change and resets annually.
†	Principal amount shown is in Australian Dollars; Value shown is in U.S. Dollars.
#	Principal amount shown is in New Zealand Dollars; Value shown is in U.S. Dollars.
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCK (83.78%)

AUTOMOBILE MANUFACTURERS (4.84%)
Honda Motor Co., Ltd. - ADR	3,000	$106,290
Nissan Motor Co., Ltd. - ADR	5,000	131,650
Toyota Motor Corp. - ADR	2,500	292,825
		530,765

AUTOMOBILE PARTS & EQUIPMENT (4.56%)
Denso Corp.	3,000	117,771
NGK Spark Plug Co., Ltd.	6,000	131,735
Sumitomo Rubber Industries, Inc.	10,000	142,976
Tokai Rika Co., Ltd.	4,000	107,496
		499,978

BANKS (6.04%)
Bank of Fukuoka, Ltd.	10,000	86,155
Mitsubishi UFJ Financial Group, Inc. - ADR	20,000	313,200
Sumitomo Mitsui Financial Group, Inc.	24	263,470
		662,825

BUILDING MATERIALS (1.77%)
Taiheiyo Cement Corp.	40,000	194,616

CHEMICALS (1.69%)
JSR Corp.	6,000	184,956

COMMERCIAL SERVICES (0.79%)
Shinwa Art Auction Co., Ltd.	7	86,682

COMPUTERS (2.42%)
Melco Holdings, Inc.	4,500	140,693
TDK Corp. - ADR	1,500	125,145
		265,838

DISTRIBUTION/WHOLESALE (1.58%)
Marubeni Corp.	30,000	172,836

ELECTRONICS (5.36%)
Fanuc, Ltd.	1,500	141,879
Hoya Corp.	4,000	161,946
Taiyo Yuden Co., Ltd.	10,000	164,317
TOYO Corp.	8,000	120,423
		588,565

ENGINEERING & CONSTRUCTION (1.86%)
Kajima Corp.	36,000	203,610

FINANCIAL SERVICES (1.01%)
Nissin Co., Ltd. - ADR	11,520	110,938

FOOD & BEVERAGES (0.68%)
Kirin Brewery Co., Ltd.	5,000	74,123

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Shares	Value
HEALTHCARE - PRODUCTS (2.78%)
Nakanishi, Inc.	1,500	$161,639
Terumo Corp.	4,000	143,328
		304,967

HOME FURNISHINGS (2.54%)
Alpine Electronics, Inc.	8,000	113,819
Matsushita Electric Industrial Co., Ltd. - ADR	6,800	164,628
		278,447

HUMAN RESOURCES (1.78%)
Intelligence, Ltd.	66	195,337

INSURANCE (4.98%)
Aflac, Inc.	3,000	142,620
Millea Holdings, Inc. - ADR	2,500	250,475
T&D Holdings, Inc.	2,000	153,339
		546,434

INTERNET SERVICES (0.60%)
Internet Initiative Japan, Inc. - ADR *	7,000	65,800

LEISURE & RECREATION (3.86%)
Nintendo Co., Ltd.	1,000	149,300
Resorttrust, Inc.	2,800	96,641
Sankyo Co., Ltd.	2,500	177,403
		423,344

MACHINERY (5.10%)
Kubota Corp. - ADR	4,000	228,040
Meidensha Corp.	38,000	157,186
Nidec Corp. - ADR	9,000	174,240
		559,466

METAL FABRICATION/HARDWARE (1.05%)
NEOMAX Co., Ltd.	4,000	114,873

MISCELLANEOUS MANUFACTURING (0.79%)
Amano Corp.	5,000	87,165

OFFICE/BUSINESS EQUIPMENT (1.38%)
Canon, Inc. - ADR	2,000	151,600

OIL & GAS (0.77%)
AOC Holdings, Inc.	4,000	84,310

PHARMACEUTICALS (2.40%)
Chugai Pharmaceutical Co., Ltd.	6,500	140,715
Takeda Pharmaceutical Co., Ltd.	2,000	122,250
		262,965

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Shares	Value
PRINTING (1.28%)
Tosho Printing Co., Ltd.	30,000	$140,956

PUBLISHING (1.22%)
Kadokawa Holdings, Inc.	4,000	134,194

REAL ESTATE (3.97%)
Recrm Research Co., Ltd.	50	103,631
Sumitomo Realty & Development Co., Ltd.	6,000	159,136
Tokyo Tatemono Co., Ltd.	15,000	173,231
		435,998

RETAIL (2.83%)
Sundrug Co., Ltd.	4,000	92,039
Yamada Denki Co., Ltd.	2,000	217,977
		310,016

TELECOMMUNICATIONS (1.54%)
Allied Telesis Holdings KK	15,000	56,778
Nippon Telegraph & Telephone Corp. - ADR	5,000	112,450
		169,228

TEXTILES (1.40%)
Ichikawa Co., Ltd.	35,000	153,076

TRANSPORTATION (6.83%)
East Japan Railway Co.	15	117,112
Hankyu Holdings, Inc.	22,000	130,418
Keihin Electric Express Railway Co., Ltd.	13,000	106,635
Keio Corp.	18,000	126,307
Tobu Railway Co., Ltd.	18,000	89,158
Yamato Holdings Co., Ltd.	9,000	179,423
		749,053

UTILITIES (4.08%)
Hokkaido Electric Power Co., Inc.	6,000	133,579
Toho Gas Co., Ltd.	35,000	152,154
Tohoku Electric Power Co., Inc.	7,000	161,375
		447,108

TOTAL COMMON STOCK (Cost $6,481,849)		9,190,069

INVESTMENT COMPANIES (5.93%)
iShares MSCI Japan Index Fund	10,000	148,300
iShares S&P/TOPIX 150 Index Fund	2,000	258,440
Japan Smaller Capitalization Fund, Inc. *	8,000	136,800
Morgan Stanley Asia Pacific Fund, Inc.	6,000	106,620
TOTAL INVESTMENT COMPANIES (Cost $508,227)		650,160

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Principal	Value
BONDS (6.22%)
Aflac, Inc., 6.50%, due 04/15/09	78,000	$80,120
Bank of Tokyo-Mitsubishi UFJ, Ltd., 8.40%, due 04/15/10	48,000	52,653
Osaka Gas Co., Ltd., 7.125%, due 02/07/07	200,000	202,396
SMBC International Finance NV, 8.50%, due 06/15/09	150,000	162,078
Toyota Motor Credit Corp., Step-up Bond, due 02/04/25	200,000	185,504
TOTAL BONDS (Cost $703,090)		682,751

INDEX-LINKED NOTES (0.92%)
Merrill Lynch Nikkei 225 MITTS, 0.00%, due 08/04/06 * # (Cost $94,564)	10,000	101,500

SHORT TERM INVESTMENTS (3.02%)
Fifth Third Bank Repurchase Agreement, 4.21%, dated 04/28/06, due 05/01/06, repurchase price $330,941 (collateralized by FNCI, 4.00%, due 09/01/20, market value $340,798) (Cost $330,825)	330,825	330,825

	Expiration Date-
CALL OPTIONS PURCHASED (1.11%)	Exercise Price	Contracts (b)
iShares MSCI Japan Index Fund	06/17/06, 10	100	48,000
iShares MSCI Japan Index Fund	01/20/07, 10	50	25,000
Sony Corp.	01/20/07, 25	20	49,200
TOTAL CALL OPTIONS PURCHASED (Cost $74,270)			122,200

TOTAL INVESTMENTS (Cost $8,192,825) (100.98%)			$11,077,505
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.98%)			(107,695)
NET ASSETS -- (100%)			$10,969,810

*	Non-income producing investment
#
Market Index Target-Term Securities (MITTS) due August 4, 2006 are debt securities of Merrill Lynch & Co., Inc. The principal amount is $10 and have no periodic interest payments. At maturity, the holder is entitled to receive the principal amount $10, plus a Supplemental Redemption Amount of $10 x (Ending Index Value - Starting Index Value)/Starting Index Value.

ADR	American Depositary Receipt
(b)	Each contract is equivalent to 100 shares.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCK (81.46%)

BRAZIL (2.35%)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	10,000	$243,500
Cia Vale do Rio Doce - ADR	6,000	309,120
		552,620

CANADA (3.87%)
ATI Technologies, Inc. *	15,000	232,800
Biovail Corp.	8,000	208,480
Canadian Imperial Bank of Commerce	2,000	148,000
Vitran Corp., Inc. *	16,000	322,240
		911,520

FRANCE (5.02%)
BNP Paribas - ADR	6,000	283,044
France Telecom SA - ADR	10,000	233,200
Thomson - ADR	9,200	189,428
Total SA - ADR	2,600	358,852
Vivendi SA - ADR	3,200	116,896
		1,181,420

GERMANY (4.44%)
Deutsche Bank AG - ADR	3,000	366,360
E.ON AG - ADR	3,000	121,770
SAP AG - ADR	5,000	273,150
Siemens AG - ADR	3,000	283,920
		1,045,200

GREAT BRITAIN (10.11%)
Anglo American Plc - ADR	13,000	280,150
British Airways Plc - ADR *	3,800	231,382
GlaxoSmithKline Plc - ADR	8,000	455,040
Intercontinental Hotels Group Plc - ADR	25,877	454,918
Lloyds TSB Group Plc - ADR	6,900	269,445
National Grid Plc - ADR	3,071	161,258
Signet Group Plc - ADR	8,000	154,080
Tate & Lyle Plc - ADR	4,000	161,408
Vodafone Group Plc - ADR	9,000	213,300
		2,380,981

GUERNSEY (1.58%)
Amdocs, Ltd. *	10,000	372,000

HONG KONG (0.63%)
China Netcom Group Corp. (Hong Kong), Ltd. - ADR	4,000	147,720

INDIA (1.78%)
ICICI Bank, Ltd. - ADR	10,000	274,300
Satyam Computer Services, Ltd. - ADR	4,000	143,920
		418,220

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Shares	Value
ISRAEL (0.38%)
Teva Pharmaceutical Industries, Ltd. - ADR	2,198	$89,019

MEXICO (1.35%)
Grupo Televisa SA - ADR	15,000	318,000

NETHERLANDS (4.04%)
ABN AMRO Holding NV - ADR	10,153	294,335
ING Groep NV - ADR	10,842	439,968
Unilever NV - NYS	3,000	215,970
		950,273

PORTUGAL (1.09%)
Portugal Telecom SGPS SA - ADR	20,300	256,795

SOUTH KOREA (1.71%)
Korea Electric Power Corp. - ADR	8,000	182,400
KT Corp. - ADR	9,500	221,065
		403,465

SPAIN (1.11%)
Banco Santander Central Hispano SA - ADR	17,000	260,780

SWITZERLAND (1.00%)
Nestle SA - ADR	3,100	235,694

UNITED STATES (41.00%)
Activision, Inc. *	17,798	252,554
AGCO Corp. *	20,000	473,400
American National Insurance	2,998	357,512
Applied Industrial Technologies, Inc.	3,750	155,813
BJ's Wholesale Club, Inc. *	5,075	155,396
Briggs & Stratton Corp.	5,000	168,700
Bunge, Ltd.	6,500	346,775
Chemed Corp.	5,200	283,348
Compass Bancshares, Inc.	6,150	338,004
Conmed Corp. *	17,720	386,473
Continental Airlines, Inc. *	10,000	260,400
Cooper Cos., Inc.	4,500	246,690
Coventry Health Care, Inc. *	3,000	149,010
Dentsply International, Inc.	3,350	199,894
DST Systems, Inc. *	5,885	362,045
Headwaters, Inc. *	10,000	336,800
Hugoton Royalty Trust	298	8,240
International Rectifier Corp. *	10,000	452,000
Kinetic Concepts, Inc. *	1,700	74,222
KVH Industries, Inc. *	16,000	172,800
Lubrizol Corp.	5,055	220,449
Lufkin Industries, Inc.	5,000	320,300
Lyondell Chemical Co.	5,000	120,500
Michaels Stores, Inc.	5,100	192,933
Microchip Technology, Inc.	3,455	128,733

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Shares	Value
National Oilwell Varco, Inc. *	3,633	$250,568
Norfolk Southern Corp.	9,000	486,000
Pentair, Inc.	12,760	488,453
PerkinElmer, Inc.	10,000	214,400
Plantronics, Inc.	5,000	187,500
Prudential Financial, Inc.	3,000	234,390
Quanex Corp.	6,487	277,384
SanDisk Corp. *	5,000	319,150
SCANA Corp.	3,075	120,355
Smith International, Inc.	4,490	189,613
Todco *	4,000	183,480
Varian Semiconductor Equipment Associates, Inc. *	10,000	327,500
XTO Energy, Inc.	5,000	211,750
		9,653,534

TOTAL COMMON STOCK (Cost $14,057,668)		19,177,241

INVESTMENT COMPANIES (11.77%)
Commonwealth Australia/New Zealand Fund (a)	37,625	615,924
Commonwealth Japan Fund (a)	37,032	176,272
iShares MSCI EAFE Index Fund	5,000	340,250
iShares MSCI EMU Index Fund	2,000	182,100
iShares MSCI Japan Index Fund	25,000	370,750
iShares S&P Europe 350 Index Fund	1,500	140,010
iShares S&P Latin America 40 Index Fund	1,500	228,000
iShares S&P/TOPIX 150 Index Fund	3,500	452,270
Morgan Stanley Asia Pacific Fund, Inc.	15,000	266,550
TOTAL INVESTMENT COMPANIES (Cost $2,084,071)		2,772,126

PREFERRED STOCK (1.09%)
Equity Office Properties Trust	1,000	50,750
HSBC USA, Inc.	8,000	205,520
TOTAL PREFERRED STOCK (Cost $247,810)		256,270

	Principal
BONDS (4.86%)
EnCana Corp., 4.60%, due 08/15/09	135,000	131,358
JP Morgan Chase & Co., 0.00%, due 02/10/11	150,000	146,250
Mexico Government International Bond, 4.625%, due 10/08/08	200,000	195,250
SMBC International Finance NV, 8.50%, due 06/15/09	270,000	291,740
Toyota Motor Credit Corp., Step-up Bond, due 02/04/25	200,000	185,504
Vodafone Group Plc, 3.95%, due 01/30/08	200,000	195,308
TOTAL BONDS (Cost $1,177,203)		1,145,410

SHORT TERM INVESTMENTS (0.90%)
Fifth Third Bank Repurchase Agreement, 4.21%, dated 04/28/06, due 05/01/06, repurchase price $211,503 (collateralized by FNCI, 4.00%, due 09/01/20, market value $218,392) (Cost $211,429)	211,429	211,429

TOTAL INVESTMENTS (Cost $17,778,181) (100.08%)		$23,562,476
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.08%)		(19,765)
NET ASSETS -- (100%)		$23,542,711

*	Non-income producing investment.
ADR	American Depositary Receipt
NYS	New York Share
(a)	Affiliated by having the same Investment Advisor.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCK (68.97%)

BUILDING MATERIALS (13.74%)
Cemex SA de CV - ADR	5,611	$378,855
CRH Plc - ADR	9,200	337,824
James Hardie Industries NV - ADR	5,200	186,004
Lafarge SA - ADR	5,000	153,300
Rinker Group, Ltd. - ADR	4,000	322,120
Universal Forest Products, Inc.	1,800	134,586
USG Corp. *	3,500	374,395
		1,887,084

DISTRIBUTION/WHOLESALE (1.46%)
Wolseley Plc - ADR	4,000	201,000

FINANCIAL SERVICES (1.13%)
Delta Financial Corp.	17,000	155,720

HOME BUILDERS (2.09%)
Desarrolladora Homex SA de CV - ADR *	7,500	287,400

INSURANCE (1.94%)
First American Corp.	3,500	149,100
Stewart Information Services Corp.	2,700	116,640
		265,740

LODGING (1.25%)
Starwood Hotels & Resorts Worldwide, Inc.	3,000	172,140

REAL ESTATE (5.15%)
Alto Palermo SA - ADR	17,000	144,996
Hang Lung Properties, Ltd. - ADR	18,000	181,076
IRSA Inversiones y Representaciones SA - GDR *	10,000	133,100
St. Joe Co.	2,000	112,320
WP Carey & Co. LLC	5,000	135,550
		707,042

REAL ESTATE INVESTMENT TRUSTS - APARTMENTS (4.32%)
Camden Property Trust	3,900	268,047
Education Realty Trust, Inc.	9,000	134,280
GMH Communities Trust	15,500	190,650
		592,977

REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED (2.41%)
PS Business Parks, Inc.	3,500	181,825
Washington Real Estate Investment Trust	4,000	149,080
		330,905

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - HEALTH CARE (0.85%)
Senior Housing Properties Trust	6,800	$116,756

REAL ESTATE INVESTMENT TRUSTS - HOTELS (9.34%)
DiamondRock Hospitality Co.	12,000	171,720
Equity Inns, Inc.	11,000	178,200
Hersha Hospitality Trust	12,000	109,800
Highland Hospitality Corp.	17,300	223,170
Host Hotels & Resorts, Inc.	11,636	244,589
Strategic Hotels & Resorts, Inc.	10,000	226,800
Winston Hotels, Inc.	11,900	128,163
		1,282,442

REAL ESTATE INVESTMENT TRUSTS - MANUFACTURED HOMES (1.08%)
American Land Lease, Inc.	5,600	148,120

REAL ESTATE INVESTMENT TRUSTS - MORTGAGE (1.66%)
Aames Investment Corp.	12,000	63,600
American Mortgage Acceptance Co.	4,000	60,920
RAIT Investment Trust	4,000	103,520
		228,040

REAL ESTATE INVESTMENT TRUSTS - OFFICE PROPERTY (6.22%)
American Financial Realty Trust	12,000	136,560
BioMed Realty Trust, Inc.	4,000	110,720
Equity Office Properties Trust	4,100	132,430
HRPT Properties Trust	10,100	110,898
Kilroy Realty Corp.	2,400	171,168
Maguire Properties, Inc.	3,000	101,880
Republic Property Trust	8,000	91,200
		854,856

REAL ESTATE INVESTMENT TRUSTS - REGIONAL MALLS (1.54%)
General Growth Properties, Inc.	4,500	211,275

REAL ESTATE INVESTMENT TRUSTS - SHOPPING CENTERS (5.49%)
Acadia Realty Trust	4,800	108,336
Agree Realty Corp.	4,400	138,336
Kite Realty Group Trust	10,000	152,700
Saul Centers, Inc.	4,100	167,649
Trustreet Properties, Inc.	3,500	50,400
Weingarten Realty Investors	3,450	135,965
		753,386

REAL ESTATE INVESTMENT TRUSTS - STORAGE (2.91%)
Extra Space Storage, Inc.	13,200	207,504
Public Storage, Inc.	2,500	192,200
		399,704

REAL ESTATE INVESTMENT TRUSTS - WAREHOUSE/INDUSTRIAL (1.63%)
First Industrial Realty Trust, Inc.	2,500	98,100
Prologis	2,500	125,550
		223,650

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)

	Shares	Value
RETAIL-BUILDING PRODUCTS (3.05%)
Home Depot, Inc.	3,300	$131,769
Kingfisher Plc - ADR	12,000	98,262
Lowe's Cos., Inc.	3,000	189,150
		419,181

SAVINGS AND LOANS (1.71%)
New York Community Bancorp, Inc.	11,000	189,310
Washington Mutual, Inc.	1,000	45,060
		234,370

TOTAL COMMON STOCK (Cost $6,846,794)		9,471,788

INVESTMENT COMPANIES (12.26%)
AEW Real Estate Income Fund	16,000	305,280
AIM Select Real Estate Income Fund	16,000	252,160
DWS RREEF Real Estate Fund, Inc.	9,000	196,650
iShares Cohen & Steers Realty Majors Index Fund	3,000	247,470
iShares Dow Jones U.S. Real Estate Index Fund	3,200	227,040
Real Estate Income Fund, Inc.	16,000	308,800
streetTRACKS Dow Jones Wilshire REIT ETF Fund	1,950	145,821
TOTAL INVESTMENT COMPANIES (Cost $1,410,047)		1,683,221

PREFERRED STOCK (2.78%)
Fannie Mae (Cost $398,160)	7,000	381,937

BONDS (5.70%)
Centex Corp., 4.55%, due 11/01/10	150,000	142,873
Hanson Australia Funding, Ltd., 5.25%, due 03/15/13	250,000	237,343
Hilton Hotels Corp., 7.20%, due 12/15/09	200,000	208,885
Vornado Realty LP, 4.50%, due 08/15/09	200,000	193,313
TOTAL BONDS (Cost $803,079)		782,414

AGENCY OBLIGATIONS (2.90%)
Federal Home Loan Bank System, 4.375%, due 05/16/08	105,000	103,407
Federal Home Loan Bank System, 4.50%, due 11/26/08	300,000	294,959
TOTAL AGENCY OBLIGATIONS (Cost $405,000)		398,366

ASSET-BACKED SECURITIES (3.46%)
Greenpoint Manufactured Housing, 4.82%, due 03/11/23 ** (Cost $475,000)	475,000	475,294

SHORT TERM INVESTMENTS (3.91%)
Brittania Building Society Commercial Paper, 4.88%, due 07/03/2006	250,000	247,775
Fifth Third Bank Repurchase Agreement, 4.21%, dated 04/28/06, due 05/01/06, repurchase price $288,904 (collateralized by FNCI, 4.00%, due 09/01/20, market value $297,648)	288,803	288,803
TOTAL SHORT TERM INVESTMENTS (Cost $536,578)		536,578

	Expiration Date-
	Exercise Price	Contracts (b)
CALL OPTIONS PURCHASED (0.20%)
Fannie Mae (Cost $34,079)	06/17/06, 35	18	28,260

TOTAL INVESTMENTS (Cost $10,908,737) (100.18%)			$13,757,858
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.18%)			(24,559)
NET ASSETS -- (100%)			$13,733,299

*	Non-income producing investment
**	Rate shown represents the rate at April 30, 2006, is subject to change and resets monthly.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(b)	Each contract is equivalent to 100 shares.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES - April 30, 2006 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
Assets:
Investments, at market (identified cost $32,391,758 $8,192,825, $17,141,498 and $10,908,737, respectively)	$41,103,891	$11,077,505	$22,770,280	$13,757,858
Investments in affiliated mutual funds (identified cost $0, $0, $636,683 and $0, respectively)	-	-	792,196	-
Total Investments (identified cost $32,391,758 $8,192,825, $17,778,181 and $10,908,737, respectively)	41,103,891	11,077,505	23,562,476	13,757,858
Foreign currency, at value (identified cost $398,634, $18,215, $0 and $0, respectively)	400,453	18,809	-	-
Receivables:
Dividends and interest	171,345	42,488	66,684	41,201
Investments sold	306,242	-	8,348	-
Fund shares sold	4,916	41,654	20,100	20,000
Prepaid expenses	36,138	13,790	18,804	16,334
Total assets	42,022,985	11,194,246	23,676,412	13,835,393

Liabilities:
Payables:
Accrued 12b-1 fees	1,819	31,669	26,498	8,011
Due to advisor	25,091	6,672	13,760	8,378
Unrealized depreciation on forward currency contracts	2,237	-	-	-
Line of credit borrowing	607,682	-	-	-
Fund shares redeemed	180,473	1,829	400	-
Investments purchased	12,984	169,762	65,641	68,943
Accrued expenses	58,994	14,504	27,402	16,762
Total liabilities	889,280	224,436	133,701	102,094

Net Assets	$41,133,705	$10,969,810	$23,542,711	$13,733,299

Net Asset Value, Offering and Redemption Price Per Share
(2,513,128; 2,302,964; 1,389,711 and 1,041,462 shares of beneficial interest outstanding, respectively, par value .01, unlimited shares authorized)	$16.37	$4.76	$16.94	$13.19

Source of Net Assets:
Paid-in capital	29,617,399	7,298,162	16,683,869	10,809,916
Undistributed net investment income (loss)	259,065	(66,205)	(117,174)	26,755
Accumulated net realized gain on investments and foreign currency	2,540,400	851,930	1,191,721	47,507
Net unrealized appreciation on investments and foreign currency	8,716,841	2,885,923	5,784,295	2,849,121

	$41,133,705	$10,969,810	$23,542,711	$13,733,299

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF OPERATIONS (Unaudited)

	Commonwealth Australia/ New Zealand Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund

	For the Six Month Period Ended April 30, 2006	For the Six Month Period Ended April 30, 2006	For the Six Month Period Ended April 30, 2006	For the Six Month Period Ended April 30, 2006
Investment Income:
Interest (net of foreign taxes withheld of $12,968, $0, $0 and $0, respectively)	$372,586	$29,015	$24,116	$51,231
Dividends (net of foreign taxes withheld of $115,383, $2,268, $0, and $0, respectively)	623,595	42,621	123,708	181,267
Dividends from affiliated mutual funds	-	-	16,600	-
Total investment income	996,181	71,636	164,424	232,498

Expenses:
Management fees	174,470	38,354	78,552	49,425
Legal fees	79,956	17,199	35,617	21,777
Administration fees	50,325	11,100	23,500	14,273
Accounting and transfer agent fees	89,845	16,100	30,408	17,817
Distribution fees	58,156	12,785	26,184	16,475
Insurance	23,667	3,649	9,301	5,695
Audit fees	12,645	2,791	5,929	3,599
Custodian fees	13,961	3,280	4,602	2,799
Miscellaneous expense	15,953	4,283	7,327	5,094
Trustee fees and expenses	5,951	5,951	5,951	5,951
Registration fees	13,423	9,158	8,224	5,210
Pricing fees	14,552	9,522	4,269	3,355
Compliance officer fees	16,354	3,443	7,496	4,555
Reports to shareholders	3,016	665	1,412	858
Interest expense	9,463	125	-	-
Total expenses	581,737	138,405	248,772	156,883
Less: fees paid indirectly	(100)	(564)	(249)	(352)
Net expenses	581,637	137,841	248,523	156,531

Net investment income (loss)	414,544	(66,205)	(84,099)	75,967

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain (loss) on:
Investments, unaffiliated issuers	2,663,421	851,335	1,113,359	59,953
Realized gains distributions from affiliated mutual funds	-	-	27,984	-
Realized gains distributions from unaffiliated mutual funds	-	-	66,665	-
Option contracts written	-	-	(16,287)	(10,926)
Foreign currency transactions	(123,021)	1,892	-	-
Net change in unrealized appreciation (depreciation) on:
Investments, unaffiliated issuers	92,687	731,142	1,951,123	1,425,090
Investments, affiliated mutual funds	-	-	23,095	-
Option contracts written	-	-	(12,921)	-
Foreign currency transactions	8,129	1,950	-	-
Net gain on investments and foreign currency	2,641,216	1,586,319	3,153,018	1,474,117

Net increase in net assets resulting from operations	$3,055,760	$1,520,114	$3,068,919	$1,550,084

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth Australia/ New Zealand Fund

	For the Six Month Period Ended April 30, 2006	For the Year Ended October 31, 2005
	(Unaudited)
Operations:
Net investment income	$414,544	$1,161,857
Net realized gain (loss) on:
Investments	2,663,421	2,740,049
Foreign currency transactions	(123,021)	(7,950)
Net change in unrealized appreciation on investments and foreign currency	100,816	1,138,598
Net increase in net assets resulting from operations	3,055,760	5,032,554

Distributions to shareholders from:
Net investment income	(1,472,334)	(1,354,152)
Net realized gain	(2,303,653)	(3,498,797)
Total Distributions	(3,775,987)	(4,852,949)

Capital share transactions:
Increase (decrease) in net assets from Fund share transactions	(11,126,091)	9,697,386

Increase (decrease) in net assets	(11,846,318)	9,876,991

Net Assets:
Beginning of year	52,980,023	43,103,032
End of year	$41,133,705	$52,980,023

Undistributed net investment income	$259,065	$1,316,855

	Commonwealth Japan Fund

	For the Six Month Period Ended April 30, 2006	For the Year Ended October 31, 2005
	(Unaudited)
Operations:
Net investment loss	$(66,205)	$(140,906)
Net realized gain (loss) on:
Investments	851,335	449,923
Foreign currency transactions	1,892	(6,815)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	733,092	1,421,747
Net increase in net assets resulting from operations	1,520,114	1,723,949

Distributions to shareholders from:
Net realized gain	(121,620)	-
Total Distributions	(121,620)	-

Capital share transactions:
Increase (decrease) in net assets from Fund share transactions	1,175,903	(1,201,495)

Increase in net assets	2,574,397	522,454

Net Assets:
Beginning of year	8,395,413	7,872,959
End of year	$10,969,810	$8,395,413

Undistributed net investment income	$-	$-

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth Global Fund

	For the Six Month Period Ended April 30, 2006	For the Year Ended October 31, 2005
	(Unaudited)
Operations:
Net investment loss	$(84,099)	$(19,176)
Net realized gain on:
Investments	1,191,721	482,987
Net change in unrealized appreciation on investments	1,961,297	1,284,330
Net increase in net assets resulting from operations	3,068,919	1,748,141

Distributions to shareholders from:
Net investment income	(33,075)	-
Net realized gain	(462,006)	(528,759)
Total Distributions	(495,081)	(528,759)

Capital share transactions:
Increase in net assets from Fund share transactions	612,538	4,167,959

Increase in net assets	3,186,376	5,387,341

Net Assets:
Beginning of year	20,356,335	14,968,994
End of year	$23,542,711	$20,356,335

Undistributed net investment income	$-	$-

	Commonwealth Real Estate Securities Fund

	For the Six Month Period Ended April 30, 2006	For the Year Ended October 31, 2005
	(Unaudited)
Operations:
Net investment income	$75,967	$100,508
Net realized gain on:
Investments	49,027	4,226
Net change in unrealized appreciation on investments	1,425,090	919,120
Net increase in net assets resulting from operations	1,550,084	1,023,854

Distributions to shareholders from:
Net investment income	(115,770)	(46,536)
Net realized gain	(4,226)	(3,999)
Total Distributions	(119,996)	(50,535)

Capital share transactions:
Increase (decrease) in net assets from Fund share transactions	(186,598)	4,871,891

Increase in net assets	1,243,490	5,845,210

Net Assets:
Beginning of year	12,489,809	6,644,599
End of year	$13,733,299	$12,489,809

Undistributed net investment income	$26,755	$66,558

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each year or period indicated.

	Commonwealth Australia/ New Zealand Fund
	For the Six Month Period Ended April 30, 2006		Years Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$16.43		$16.39	$14.44	$10.39	$8.53	$7.19

Investment Operations:
Net investment income (loss)	0.17		0.35	0.26	0.17	(0.05)	-
Net realized and unrealized gain on investments and foreign currency transactions	1.00		1.41	2.11	3.88	1.91	1.34
Total from investment operations	1.17		1.76	2.37	4.05	1.86	1.34

Distributions from:
Net investment income	(0.48)		(0.48)	(0.21)	-	-	-
Net realized capital gains	(0.75)		(1.24)	(0.21)	-	-	-
	(1.23)		(1.72)	(0.42)	-	-	-

Net Asset Value, End of Period	$16.37		$16.43	$16.39	$14.44	$10.39	$8.53

Total Return	7.55%	[3]	11.08%	16.70%	38.98%	21.81%	18.64%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$41,134		$52,980	$43,103	$33,036	$6,864	$4,534

Ratio of expenses to average net assets	2.50%	[1,2]	2.12% [1]	2.10% [1]	2.53%	5.63%	5.74%
Ratio of net investment income (loss)	1.78%	[1,2]	2.29% [1]	2.44% [1]	1.87%	(0.56)%	(0.18)%

Portfolio turnover rate	14%		32%	55%	78%	28%	28%

[1]
In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of "fees paid indirectly". The ratios of expenses to average daily net assets and net investment income to average daily net assets net of fees paid indirectly would have been 2.50% and 1.78%, respectively for the six month period ended April 30, 2006, 2.12% and 2.29%, respectively for the year ended October 31, 2005 and 2.09% and 2.45%, respectively for the year ended October 31, 2004.

[2]	Annualized
[3]	Aggregate total return, not annualized

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each year or period indicated.

	Commonwealth Japan Fund
	For the Six Month Period Ended April 30, 2006		Years Ended October 31,
	(Unaudited)		2005		2004		2003	2002	2001

Net Asset Value, Beginning of Period	$4.15		$3.61		$3.98		$3.37	$4.12	$5.64

Investment Operations:
Net investment loss	(0.03)		(0.07)		(0.09)		(0.11)	(0.20)	-
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.69		0.61		(0.28)	[2]	0.72	(0.55)	(1.52)
Total from investment operations	0.66		0.54		(0.37)		0.61	(0.75)	(1.52)

Distributions from:
Net realized capital gains	(0.05)		-		-		-	-	-
	(0.05)		-		-		-	-	-

Net Asset Value, End of Period	$4.76		$4.15		$3.61		$3.98	$3.37	$4.12

Total Return	16.09%	[4]	14.96%		(9.30)%		18.10%	(18.20)%	(26.95)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$10,970		$8,395		$7,873		$7,079	$3,611	$3,408

Ratio of expenses to average net assets	2.69%	[1,3]	3.07%	[1]	3.13%	[1]	4.78%	6.94%	5.57%
Ratio of net investment loss	(1.29)%	[1,3]	(1.57)%	[1]	(2.42)%	[1]	(3.89)%	(6.03)%	(3.97)%

Portfolio turnover rate	25%		47%		77%		28%	5%	51%

[1]
In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of "fees paid indirectly". The ratios of expenses to average daily net assets and net investment loss to average daily net assets net of fees paid indirectly would have been 2.70% and (1.30)%, respectively for the six month period ended April 30, 2006, 3.03% and (1.53)%, respectively for the year ended October 31, 2005 and 3.09% and (2.38)%, respectively for the year ended October 31, 2004.

[2]
As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain and loss items in the statement of operations, which net to a gain, primarily because of the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

[3]	Annualized
[4]	Aggregate total return, not annualized

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each year or period indicated.

	Commonwealth Global Fund
	For the Six Month Period Ended April 30, 2006	For the Year Ended October 31, 2005	For the Year Ended October 31, 2004		For the Period Ended October 31,2003*
	(Unaudited)

Net Asset Value, Beginning of Period	$15.06	$13.89	$11.99		$10.00

Investment Operations:
Net investment loss	(0.06)	(0.01)	(0.08)		(0.14)
Net realized and unrealized gain on investments	2.30	1.63	1.98		2.13
Total from investment operations	2.24	1.62	1.90		1.99

Distributions from:
Net investment income	(0.02)	-	-		-
Net realized capital gains	(0.34)	(0.45)	-		-
	(0.36)	(0.45)	-		-

Net Asset Value, End of Period	$16.94	$15.06	$13.89		$11.99

Total Return	15.15% [2]	11.68%	15.85%		19.90%	[2]

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$23,543	$20,356	$14,969		$9,418

Ratio of expenses to average net assets	2.29% [1,3]	2.38% [3]	2.45%	[3]	4.62%	[1]
Ratio of net investment loss	(0.77)% [1,3]	(0.15)% [3]	(0.76)%	[3]	(2.96)%	[1]

Portfolio turnover rate	25%	33%	44%		11%

*	The Commonwealth Global Fund commenced operations on December 3, 2002.
[1]	Annualized
[2]	Aggregate total return, not annualized
[3]
In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of "fees paid indirectly". The ratios of expenses to average daily net assets and net investment income to average daily net assets net of fees paid indirectly would have been 2.28% and (0.78)%, respectively for the six month period ended April 30, 2006, 2.33% and (0.10)%, respectively for the year ended October 31, 2005 and 2.40% and (0.71)%, respectively for the year ended October 31, 2004.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each year or period indicated.

	Commonwealth Real Estate Securities Fund

	For the Six Month Period Ended April 30, 2006		For the Year Ended October 31, 2005	For the Period Ended October 31, 2004**
	(Unaudited)
Net Asset Value, Beginning of Period	$11.85		$10.54	$10.00

Investment Operations:
Net investment income	0.07		0.11	0.02
Net realized and unrealized gain on investments	1.38		1.28	0.52
Total from investment operations	1.45		1.39	0.54

Distributions from:
Net investment income	(0.11)		(0.07)	-
Net realized capital gains	(0.00)	[4]	(0.01)	-
	(0.11)		(0.08)	-

Net Asset Value, End of Period	$13.19		$11.85	$10.54

Total Return	12.33%	[2]	13.11%	5.40%	[2]

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$13,733		$12,490	$6,645

Ratio of expenses to average net assets	2.37%	[1,3]	2.66% [3]	3.45%	[1,3]
Ratio of net investment income	1.15%	[1,3]	0.93% [3]	0.33%	[1,3]

Portfolio turnover rate	6%		5%	3%

**	The Commonwealth Real Estate Securities Fund commenced operations on January 5, 2004.
[1]	Annualized
[2]	Aggregate total return, not annualized
[3]
In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of "fees paid indirectly". The ratios of expenses to average daily net assets and net investment income to average daily net assets net of fees paid indirectly would have been 2.38% and 1.14%, respectively for the six month period ended April 30, 2006, 2.62% and 0.97%, respectively for the year ended October 31, 2005 and 3.40% and 0.38%, respectively for the period ended October 31, 2004.

[4]	Less than 0.005 per share

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

NOTES TO FINANCIAL STATEMENTS - April 30, 2006 (Unaudited)

Note 1 - Organization
Commonwealth International Series Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as a diversified open-end management investment company. The Trust currently consists of four diversified series: the Australia/New Zealand Fund, the Japan Fund, the Global Fund and the Real Estate Securities Fund (each a "Fund" and collectively the "Funds").

Note 2 - Investment Objectives
Each Fund's investment objective will be to provide long-term capital appreciation and current income.

The Australia/New Zealand Fund invests primarily in equity securities, including common stock, preferred stock, securities convertible into common stock and debt securities of Australia/New Zealand Issuers. Australian/New Zealand Issuers include: issuers that are organized under Australian or New Zealand law; issuers that are listed on the Australian and/or New Zealand Stock Exchanges regardless of the Country in which the Issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Australia and/or New Zealand, and Australian or New Zealand central and local government entities.

The Japan Fund invests primarily in equity securities, including common stock, preferred stock, securities convertible into common stock and debt securities of Japanese Issuers. Japanese Issuers include issuers that are organized under Japanese law; issuers that are listed on the Japanese Stock Exchanges regardless of the Country in which the Issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Japan, and Japanese central and local government entities.

The Global Fund invests in U.S. and foreign equity securities, including common stock, preferred stock, securities convertible into common stock and debt securities. Although the fund can invest in companies of any size and from any country, it will generally focus on established companies in countries with developed economies.

The Real Estate Securities Fund seeks to invest its assets in common stock and other equity securities including preferred stock and securities convertible into common stock and debt securities of Real Estate Industry Companies (i.e., those whose fortunes are impacted by the real estate market) which may include real estate investment trusts (REITs), publicly traded real estate development companies, real estate management companies, building supply companies, timber companies and other publicly-traded companies involved in real estate related activities and industries. Under normal conditions, at least 80% of the Fund's total assets will be invested in securities of REITs and other publicly-traded real estate industry companies. The Fund's investments normally will be allocated among a number of companies representing diverse investment policies and real property holdings. Consistent with the Fund's investment objective, certain securities will be selected for high current return, while others will be chosen for long-term capital appreciation potential.

Note 3 - Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A) Valuation of Securities - Each Fund’s assets are valued primarily on the basis of market quotations or official closing prices or, if there is no recent last sales price available, at the last current bid quotation. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. If the Advisor determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees. Fair value prices are generally provided by an independent fair value service. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use a pricing model. Generally, debt instruments with maturities of the less then 60 days (short-term debt) are valued at amortized cost. The Funds have instituted a policy whereby fair value prices provided by a pricing service will be utilized if certain conditions are met. For the six month period ended April 30, 2006, there were several instances where foreign securities in the Australia/New Zealand Fund and the Japan Fund were valued at fair value in good faith to take into consideration the extraordinary change in the U.S. market occurring after the close of the foreign market.

B) Currency Translation - For purposes of determining the Funds' net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using historical exchange rates. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

C) Accounting for Investments - Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds. Interest income and estimated expenses are accrued daily.

D) Federal Income Taxes - No provision has been made for Federal income taxes since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and realized capital gains, to relieve it from all, or substantially all, such taxes.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

E) Distributions to Shareholders - The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, short term gains and capital loss carryovers.

F) Option Accounting Principles - When a Fund sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

G) Forward Currency Contracts - Forward currency transactions are undertaken to hedge against possible variations in the foreign exchange rates between the United States Dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

At April 30, 2006, the Australia/ New Zealand Fund had outstanding forward currency contracts to sell foreign currency against United States dollars as follows:

Foreign Currency Sale Contract	Currency Amount	Value at Settlement Date Payable	Current Value at April 30, 2006	Unrealized Depreciation

Australian Dollar
Settlement date 05/01/06	AUD 394,979	$ 297,854	$ 300,091	$ 2,237

H) Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank takes possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral value by the Funds may be delayed or limited.

I) Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results can be expected to differ from those estimates.

Note 4 - Investment Advisory Fees, Administrative Fees and Other Transactions with Affiliates
The Funds retain FCA Corp., (“FCA”) as their Investment Adviser. Under the Investment Advisory Agreement (the “Agreement”), the Advisor is paid a monthly fee based on the average daily net assets at the annual rate of 0.75%. For the six month period ended April 30, 2006, FCA earned fees of $174,470, $38,354, $78,552 and $49,425 from the Australia/New Zealand Fund, the Japan Fund, the Global Fund and the Real Estate Securities Fund, respectively. Certain officers of the Trust are also officers of FCA Corp.

InCap Fund Administration, Inc. (“IFA”) has been contracted to perform administrative services for the Funds. For its services IFA receives a monthly fee of $16,000 for July 2005; $18,000 per month for August - December 2005; $16,000 per month for January - October 2006; and $18,000 thereafter, which is allocated based on average net assets among the current four series of the Trust. In addition an asset based fee will be charged on the following schedule: 0.075% on daily net assets between $110 million and $210 million; and 0.05% on daily net assets in excess of $210 million. For the six month period ended April 30, 2006, IFA received $50,325, $11,100, $23,500 and $14,273 from the Australia/ New Zealand Fund, the Japan Fund, the Global Fund, and the Real Estate Securities Fund, respectively.

Matrix Capital Group, Inc. (“Matrix”), a registered transfer agent, has been contracted as accounting, transfer and shareholder servicing agent. The contract provides for an annual fee of $240,000, which is allocated based on average net assets among the four Funds. In addition a shareholder account registration charge of $12 per shareholder account per year is payable monthly. Also an asset based fee will be charged on the following schedule: 0.10% on daily net assets between $110 million and $210 million; 0.05% on daily net assets in excess of $210 million. For the six month period ended April 30, 2006, Matrix earned $89,845, $16,100, $30,408 and $17,817 from the Australia/ New Zealand Fund, the Japan Fund, the Global Fund, and the Real Estate Securities Fund, respectively. Certain officers of the Trust are also employees of Matrix.

Matrix Capital Group, Inc., a registered broker dealer, (the “Distributor”) has contracted with the Trust to serve as the Distributor. For its services, the Distributor receives an annual fee of $20,000. The fees are allocated to the Funds based on their respective percentage of the Trust’s aggregate average net assets for each month. These fees for distribution are paid from accruals made with respect to the Service and Distribution Plan pursuant to Rule 12b-1. For the six month period ended April 30, 2006, Matrix received fees of $10,000. Certain officers of the Distributor are also officers of Matrix.

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act whereby Fund assets are used to reimburse the Distributor for costs and expenses incurred with the distribution and marketing of shares of the Funds and servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay the Distributor an amount computed at an annual rate of up to 0.25% of the Funds’ average net assets (including reinvested dividends paid with respect to those assets). Of this amount, the Distributor may reallocate to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, “Service Organizations”) amounts based on the Funds’ average net assets owned by stockholders for whom the Service Organizations have a servicing relationship. For the six month period ended April 30, 2006, the Funds incurred Rule 12b-1 fees of $58,156, $12,785, $26,184, and $16,475, for the Australia/ New Zealand Fund, the Japan Fund, the Global Fund and the Real Estate Securities Fund, respectively. Certain officers and trustees of the Funds, who are also officers and directors of the Adviser, the Administrator, or Distributor, received no compensation from the Funds.

For the six month period ended April 30, 2006, trustees of the Funds who are not “interested persons” received trustees’ fees of $24,000.

The Trust has entered into a Commission Recapture Agreement (the “Agreement”) with Fifth Third Bank (the Funds’ custodian) and Fifth Third Securities, Inc. (an affiliated broker/dealer of the custodian). Under the Agreement, the Trust may recapture a portion of the commissions each Fund pays to Fifth Third Securities, Inc. for the purpose of paying eligible expenses incurred by the Funds. Recaptured amounts are based upon a rebate calculation detailed in the Agreement. During the six month period ended April 30, 2006, the Funds recaptured expenses of $100, $564, $249 and $352 for the Australia/New Zealand Fund, the Japan Fund, the Global Fund and the Real Estate Securities Fund, respectively. The recaptured amounts were applied to the amounts due under a separate Custody Service Agreement with the custodian. The custodian fees caption on the statement of operations and the expense ratios in the financial highlights include the amounts that would have been incurred by the Funds for such services had they paid for the services directly in arms-length transactions. Such amounts are also shown as a corresponding reduction in total expenses, captioned as “fees paid indirectly”. Effective, May 10, 2006 this agreement was terminated by the Trust.

Note 5 - Investments in Affiliates
The Global Fund invests a portion of its assets in both the Australia/New Zealand Fund and the Japan Fund. The Funds are considered to be affiliated under the Investment Company Act of 1940 because they have the same Investment Advisor. When computing both the Advisory fee and the Rule 12b-1 fee for the Global Fund, average daily net assets are reduced by Fund assets invested in the Australia/New Zealand Fund and the Japan Fund. Details of the Global Fund’s holdings in the Australia/New Zealand and Japan Funds and related transactions during the six month period ended April 30, 2006 appear below.

	Beginning shares	Purchases	Sales	Ending Shares	Dividend Income*	Market Value
Australia/New Zealand Fund	34,855	2,770	-	37,625	$42,573	$615,924
Japan Fund	36,589	443	-	37,032	2,011	176,272
Totals					$44,584	$792,196

* Dividends received were reinvested into the Australia/New Zealand Fund and the Japan Fund. The Global Fund received 2,770 shares and 443 shares of Australia/New Zealand Fund and the Japan Fund, respectively, from the reinvested dividends, includes capital gains distributions.

Note 6 - Capital Stock
At April 30, 2006 there were shares outstanding of 2,513,128; 2,302,964; 1,389,711; and 1,041,462 for the Australia/New Zealand Fund, the Japan Fund, the Global Fund, and the Real Estate Securities Fund, respectively. Transactions in capital stock were as follows:

	Commonwealth Australia/New Zealand Fund
	Six Month Period Ended April 30, 2006		Year Ended October 31, 2005

	SHARES	DOLLARS	SHARES	DOLLARS

Shares sold	543,080	$8,702,657	9,987,728	$164,264,337
Shares reinvested	202,990	3,119,952	254,995	4,069,718
Shares redeemed	(1,457,167)	(22,948,700)	(9,647,640)	(158,636,669)
Net Increase (Decrease)	(711,097)	$(11,126,091)	595,083	$9,697,386

	Commonwealth Japan Fund
	Six Month Period Ended April 30, 2006		Year Ended October 31, 2005

	SHARES	DOLLARS	SHARES	DOLLARS

Shares sold	2,203,555	$9,690,101	49,939,494	$181,902,701
Shares reinvested	14,445	65,578	-	-
Shares redeemed	(1,938,144)	(8,579,776)	(50,099,037)	(183,104,196)
Net Increase (Decrease)	279,856	$1,175,903	(159,543)	$(1,201,495)

	Commonwealth Global Fund
	Six Month Period Ended April 30, 2006		Year Ended October 31, 2005

	SHARES	DOLLARS	SHARES	DOLLARS

Shares sold	61,723	$984,485	2,020,029	$29,682,048
Shares reinvested	31,567	490,867	35,405	528,241
Shares redeemed	(55,621)	(862,814)	(1,780,889)	(26,042,330)
Net Increase	37,669	$612,538	274,545	$4,167,959

	Commonwealth Real Estate Securities Fund
	Six Month Period Ended April 30, 2006		Year Ended October 31, 2005

	SHARES	DOLLARS	SHARES	DOLLARS

Shares sold	106,599	$1,338,786	509,753	$5,875,244
Shares reinvested	9,722	118,702	4,264	49,754
Shares redeemed	(128,810)	(1,644,086)	(90,563)	(1,053,107)
Net Increase (Decrease)	(12,489)	$(186,598)	423,454	$4,871,891

Note 7 - Purchases and Sales of Securities
Purchases and sales of investment securities (excluding short-term securities) by the Funds for the six month period ended April 30, 2006 were as follows:

	Purchases	Sales

Australia/New Zealand Fund	$6,264,881	$16,012,560
Japan Fund	3,917,293	2,382,591
Global Fund	6,005,624	5,298,679
Real Estate Securities Fund	890,470	767,176

Note 8 - Options Written by the Global Fund and the Real Estate Securities Fund
A call option gives the holder the right to buy the underlying stock from the writer (the Funds) at a specified price within a fixed period of time. Therefore, the securities held by the Funds against which options are written may not be traded and are held in escrow by the custodian.

Written option activity for the six month period ended April 30, 2006 was as follows:

Commonwealth Global Fund
	Number of Options	Amount of Premium

Options outstanding at October 31, 2005	272	$80,836
Options written	85	51,278
Options expired	(70)	(19,569)
Options covered	(272)	(108,620)
Options called	(15)	(3,925)
Options outstanding at April 30, 2006	-	$-

Commonwealth Real Estate Securities Fund
	Number of Options	Amount of Premium

Options outstanding at October 31, 2005	35	$17,534
Options written	-	-
Options expired	-	-
Options covered	(35)	(17,534)
Options called	-	-
Options outstanding at April 30, 2006	-	$-

As of April 30, 2006, there were no call options written against any securities of the Funds.

Note 9 - Tax Matters
The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. As of October 31, 2005, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation	Distributable Earnings

Australia/New Zealand Fund	$1,660,440	$1,960,068	$-	$8,619,447	$12,239,955
Japan Fund	-	121,620	-	2,152,240	2,273,860
Global Fund	-	462,006	-	3,822,998	4,285,004
Real Estate Securities Fund	66,558	4,226	-	1,422,511	1,493,295

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The difference between book basis undistributed net investment income and tax basis undistributed ordinary income is attributable primarily to differing book/tax treatment of short term capital gains.

As of October 31, 2005, the Funds had loss deferrals available for federal income tax purposes and utilized capital loss carryforwards and losses previously deferred during the year or period ended October 31, 2005 as follows:

	Carryforward and Deferred Losses Utilized	Deferred for Tax Purposes

Australia/New Zealand Fund	$ -	$ -
Japan Fund	328,303	1,297
Global Fund	4,153	-
Real Estate Securities Fund	-	1,520

The losses deferred for tax purposes consist of losses deferred on wash sales.

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation and net unrealized appreciation/(depreciation) of investments at October 31, 2005 for each fund:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation

Australia/New Zealand Fund	$42,739,712	$9,794,357	$(1,174,910)	$8,619,447
Japan Fund	6,196,591	2,194,026	(41,786)	2,152,240
Global Fund	16,466,358	4,295,472	(472,474)	3,822,998
Real Estate Securities Fund	10,841,583	1,739,946	(317,435)	1,422,511

The tax character of distributions paid for the six month period ended April 30, 2006 and the year ended October 31, 2005 were as follows:

	Six Month Period Ended April 30, 2006
	Ordinary Income	Long Term Capital Gains	Total Distributions Paid

Australia/New Zealand Fund	$1,815,919	$1,960,068	$3,775,987
Japan Fund	-	121,620	121,620
Global Fund	33,075	462,006	495,081
Real Estate Securities Fund	119,996	-	119,996

	Year ended October 31, 2005
	Ordinary Income	Long Term Capital Gains	Total Distributions Paid

Australia/New Zealand Fund	$2,477,137	$2,375,812	$4,852,949
Global Fund	276,742	252,017	528,759
Real Estate Securities Fund	50,535	-	50,535

There were no distributions paid for the Japan Fund during the year ended October 31, 2005.

Note 10 - Revolving Credit Agreement
The Trust has entered into a Revolving Credit Agreement with Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust on behalf of the Funds from time to time in an amount up to $10,000,000 as a temporary measure for extraordinary or emergency purposes based on instructions received from an authorized representative of the Trust. The Trust shall not at any time incur borrowings with respect to the Funds such that the aggregate loans then outstanding under the line of credit facility would exceed $10,000,000. Any principal balance outstanding shall bear interest at the Federal Funds Rate in effect at that time plus 1.50%. The Australia/New Zealand Fund had an outstanding loan of $607,682 as of April 30, 2006. There were no loans outstanding for the Japan Fund, Global Fund and the Real Estate Securities Fund as of April 30, 2006. The average amount of borrowings and the average interest rate on those borrowings by the Trust during the six month period ended April 30, 2006 were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$313,587	6.00%
Japan Fund	4,495	6.01%

During the six month period ended April 30, 2006 the Global Fund and the Real Estate Securities Fund had no loans from the Revolving Credit Agreement.

Note 11 - Reclass of Capital Accounts
In accordance with accounting pronouncements, the Australia/New Zealand, Japan and Global Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed net investment income and accumulated net realized gain (loss) on a tax basis which is considered to be more informative to the shareholder. As of October 31, 2005, the Funds recorded the following reclassifications to increase (decrease) the capital accounts listed below:

	Undistributed Net Investment Income	Net realized gain (Accumulated losses)	Paid-in Capital

Australia/New Zealand Fund	$428,446	$(428,446)	$-
Japan Fund	140,906	6,815	(147,721)
Global Fund	19,176	(12,559)	(6,617)

Note 12 - Other Matters
As previously disclosed in the Funds’ 2005 Annual Report to its shareholders filed with the SEC, the SEC staff has been conducting an investigation of the Commonwealth Funds relating to market-timing activities by investors in the Commonwealth Funds, as well as whether the Funds' line of credit was used consistent with the Funds' borrowing limitations as disclosed in the Statement of Additional Information. There has been no allegation that anyone at the Advisor or the Funds entered into any agreements or arrangements with market timers to permit market timing transactions in violation of Funds’ policies, or engaged in any deceptive practices to circumvent Fund policies. At the conclusion of the investigation, the staff of the SEC advised that it was considering recommending that the SEC bring a civil injunctive action and/or administrative proceeding against the Advisor, the Funds’ President, and the Funds’ Trustees, alleging violations of federal securities laws relating to the adequacy of the Funds’ prospectus disclosure regarding the volume of, and the Funds’ policies governing, frequent short-term transactions in the Funds, as well as the use of the Funds’ line of credit in excess of the Funds’ borrowing limits. After consideration of the responses submitted to the SEC staff by the Advisor, the Funds’ President, and the Funds’ Trustees, the staff has advised that it does not intend to proceed with recommending any enforcement action against the Funds’ Trustees. Further, the staff has advised that it does not intend to recommend the bringing of any enforcement action against the Advisor and the Funds’ President relating to the adequacy of the Funds’ prospectus disclosure regarding the volume of, and the Funds’ policies governing, frequent short-term transactions in the Funds. However, the staff has indicated that it is prepared to recommend the bringing of an administrative proceeding against the Advisor and the Funds’ President arising from the alleged use of the Funds’ line of credit in excess of the Funds’ borrowing limitations. The Advisor and the Funds’ President, through legal counsel, are currently engaged in discussions with the staff of the SEC regarding its investigation. In the event that the SEC determines to institute the action against the Advisor and the Funds’ President, and is successful, there may be a material adverse effect on the Funds, including sales, redemptions and expenses as well as a potential that the Advisor may no longer be able to serve as Advisor to the Funds. Expenses incurred by the Funds in connection with this investigation have impacted and will continue to impact the net assets of the Funds, each Fund’s NAV, and the value of the investment made by each of the Funds’ shareholders.

Note 13 - Contractual Obligations
The Funds' Trust and other Agreements contain indemnification provisions which may or may not be covered by insurance, including legal fees incurred by its Advisor in connection with the litigation described in Note 12 above.  While no such claims are outstanding, the Fund may be subject to unanticipated claims for which no provision has been made in the financial statements.

Note 14 - Concentration of Market Risk
The Commonwealth Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand companies and the Commonwealth Japan Fund invests exclusively in securities issued by Japanese companies. Investing in companies from specific geographic regions, such as Australia, New Zealand or Japan, may pose additional risks inherent to a region's economical and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

A large portion of investments held by the Commonwealth Real Estate Securities Fund are considered investments in the real estate sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Additional Information (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commissions website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898; and on the Commissions website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 888-345-1898; and on the Commission’s website at http://www.sec.gov

SUBSEQUENT EVENTS—SPECIAL MEETINGS OF SHAREHOLDERS

The Commonwealth International Series Trust (the "Trust") held a special meeting of its shareholders on Wednesday, May 31, 2006. There were two proposals the Board of Trustees asked shareholders to consider:

I.
(a). The Fund's fundamental investment restriction relating to the Fund's borrowing.

(b). The Fund's fundamental investment restriction relating to the Fund's portfolio diversification.

(c). The Fund's fundamental investment restriction relating to the Fund's portfolio concentration of Assets.

(d). The Fund's fundamental investment restriction relating to the Fund's underwriting of securities.

(e). The Fund's fundamental investment restriction relating to the Fund's real estate investments.

(f). The Fund's fundamental investment restriction relating to the Fund's investments in commodities.

(g). The Fund's fundamental investment restriction relating to the Fund's lending of portfolio securities.

II. Shareholders of each Fund are asked to approve such other business as may properly come before the meeting, or any adjournments thereof.

The affirmative vote of a majority of the shares entitled to vote of each Fund was required to approve these Proposals.

At the May 31, 2006 Special Meeting the shareholders of the Japan Fund, Global Fund and the Real Estate Securities Fund had 63.49%, 74.57% and 73.29%, respectively of shareholders entitled to vote present by proxy. All seven investment restrictions of Proposal I were approved by shareholders of these Funds. The voting for which was as follows:

I(a). The Fund's fundamental investment restriction relating to the Fund's borrowing.
	For	Against	Abstain
Japan Fund	1,427,854	5,595	5,602
Global Fund	1,028,681	2,764	162
Real Estate Securities Fund	757,431	677	-

I(b). The Fund's fundamental investment restriction relating to the Fund's portfolio diversification.
	For	Against	Abstain
Japan Fund	1,427,964	5,567	5,521
Global Fund	1,031,386	59	162
Real Estate Securities Fund	758,108	-	-

I(c). The Fund's fundamental investment restriction relating to the Fund's portfolio concentration of assets.
	For	Against	Abstain
Japan Fund	1,428,147	5,384	5,521
Global Fund	1,031,386	59	162
Real Estate Securities Fund	758,108	-	-

I(d). The Fund's fundamental investment restriction relating to the Fund's underwriting of securities.
	For	Against	Abstain
Japan Fund	1,427,964	5,567	5,521
Global Fund	1,031,386	59	162
Real Estate Securities Fund	758,108	-	-

I(e). The Fund's fundamental investment restriction relating to the Fund's real estate investments.
	For	Against	Abstain
Japan Fund	1,428,450	5,000	5,602
Global Fund	1,031,354	91	162
Real Estate Securities Fund	758,108	-	-

I(f). The Fund's fundamental investment restriction relating to the Fund's investments in commodities.
	For	Against	Abstain
Japan Fund	1,427,883	5,567	5,602
Global Fund	1,031,386	59	162
Real Estate Securities Fund	758,108	-	-

I(g). The Fund's fundamental investment restriction relating to the Fund's lending of portfolio securities.
	For	Against	Abstain
Japan Fund	1,428,238	5,028	5,785
Global Fund	1,031,355	90	162
Real Estate Securities Fund	758,108	-	-

There was no other business that came up before or during the meeting except for the adjournment of the Australia/New Zealand Fund shareholder meeting until June 21, 2006 so that additional time could be afforded to obtain more shareholder votes.

At the June 21, 2006 Special Meeting of the Australia/New Zealand Fund there were 52.26% of shareholders entitled to vote present by proxy. All seven investment restrictions of Proposal I were approved by shareholders. The voting for which was as follows:

I(a). The Fund's fundamental investment restriction relating to the Fund's borrowing.
	For	Against	Abstain
Australia/New Zealand Fund	1,318,713	63,012	54,791

I(b). The Fund's fundamental investment restriction relating to the Fund's portfolio diversification.
	For	Against	Abstain
Australia/New Zealand Fund	1,341,213	40,512	54,791

I(c). The Fund's fundamental investment restriction relating to the Fund's portfolio concentration of assets.
	For	Against	Abstain
Australia/New Zealand Fund	1,339,445	42,584	54,487

I(d). The Fund's fundamental investment restriction relating to the Fund's underwriting of securities.
	For	Against	Abstain
Australia/New Zealand Fund	1,338,520	41,907	56,090

I(e). The Fund's fundamental investment restriction relating to the Fund's real estate investments.
	For	Against	Abstain
Australia/New Zealand Fund	1,339,828	39,997	56,691

I(f). The Fund's fundamental investment restriction relating to the Fund's investments in commodities.
	For	Against	Abstain
Australia/New Zealand Fund	1,325,654	52,603	58,259

I(g). The Fund's fundamental investment restriction relating to the Fund's lending of portfolio securities.
	For	Against	Abstain
Australia/New Zealand Fund	1,330,801	45,627	60,088

There was no other business that came up before or during the meeting.

ITEM 2. CODE OF ETHICS.
Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable at this time

ITEM 6. SCHEDULE OF INVESTMENT
Included in Semi annual report to shareholder filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive office and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were so significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS
(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Commonwealth International Series Trust

/s/ Robert W. Scharar
By Robert W. Scharar, President
Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar
By Robert W. Scharar, President
Date: June 28, 2006

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr. Treasurer
Date: June 28, 2006